Summary of Significant Accounting Policies: Retirement Benefit Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Russian Pension Fund Contribution Rate	$ 26.00%	$ 20.00%
Obligatory Medical Insurance Fund Contribution Rate	5.10%	3.10%
Social Insurance Fund Contribution Rate		2.90%
Contributions to Russian Pension Fund	211,732,000	134,579,000	75,164,000
Contributions to pension plans under UMWA (The BCG Companies)	$ 3,900,000	$ 4,238,000	$ 2,000,000	[1]

[1]	For the period from the acquisition date through December 31, 2009.